General Information (Details) $ in Thousands					12 Months Ended
	Jan. 16, 2025 USD ($)	Jan. 29, 2024 USD ($)	Jan. 25, 2024 USD ($)	Feb. 23, 2023	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Date of incorporation					Mar. 07, 2021
Logistics center (in Square Feet) | ft²					100,000
Number of loading docks					20
Purchase of issued and outstanding shares percentage				49.00%
Net loss					$ (7,804)	$ (4,598)	$ (2,201)
Cash flows used in operating activities					(5,875)	(2,668)	$ (4,840)
Accumulated deficit					(16,080)	$ (8,276)
Private placement transaction		$ 7,275	$ 7,275		$ 500
Subsequent Event [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 2,850